Investment Objectives and Goals	Feb. 29, 2024
Schwab Fundamental U.S. Broad Market Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental U.S. Broad Market ETF (formerly, Schwab® Fundamental U.S. Broad Market Index ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of U.S. based companies based on their fundamental size and weight.

Schwab Fundamental U.S. Large Company Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental U.S. Large Company ETF (formerly, Schwab® Fundamental U.S. Large Company Index ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large U.S. companies based on their fundamental size and weight.

Schwab Fundamental U.S. Small Company Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental U.S. Small Company ETF (formerly, Schwab® Fundamental U.S. Small Company Index ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small U.S. companies based on their fundamental size and weight.

Schwab Fundamental International Large Company Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental International Equity ETF (formerly, Schwab® Fundamental International Large Company Index ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large non-U.S. developed market companies based on their fundamental size and weight.

Schwab Fundamental International Small Company Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental International Small Equity ETF (formerly, Schwab® Fundamental International Small Company Index ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.

Schwab Fundamental Emerging Markets Large Company Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Fundamental Emerging Markets Equity ETF (formerly, Schwab® Fundamental Emerging Markets Large Company Index ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large sized companies, based on their fundamental size and weight, in emerging market countries.

Schwab U.S. REIT ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® U.S. REIT ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of U.S. real estate investment trusts classified as equities.